Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table

Fiscal Year (1)	Summary Compensation Table Total for CEO (2)	Compensation Actually Paid (CAP) to CEO (3)	Average Summary Compensation Table Total for non-CEO NEOs (2)	Average Compensation Actually Paid to non-CEO NEOs (3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ Thousands) (6)	Revenue ($ Thousands) (7)
					Total Shareholder Return (4)	S&P Healthcare Equipment Select Industry Index (4)(5)
2022	$4,866,193	($24,243,586)	$2,590,945	($7,378,757)	$149.52	$104.81	($28,016)	$383,471
2021	$3,771,486	$8,619,950	$2,139,914	$4,026,570	$214.70	$136.76	$9,434	$276,984
2020	$1,128,458	$116,945,031	$910,017	$50,298,228	$205.34	$132.14	$13,793	$139,670

(1)	Mr. Hoffman was our CEO for each year presented in the table, through December 31, 2022. The individuals comprising the Other NEOs for each year presented are:

2022	Andrew Hykes Thomas Tu, M.D. Mitchell Hill
2021	Andrew Hykes Thomas Tu, M.D. Mitchell Hill
2020	Andrew Hykes Thomas Tu, M.D.

(2)
See the Summary Compensation Table above for detail on the Summary Compensation Table total compensation for our CEO and the average compensation calculation for our Other NEOs for each year covered in the table.

(3)
The amounts shown for Compensation Actually Paid (CAP) have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by our CEO or Other NEOs. These amounts reflect the Summary Compensation Table Total (SCT) with certain adjustments as set forth in the following reconciliation table:

Fiscal Year	Executives	SCT	Less Grant Date Value of New Awards	Add Year End Value of New Awards	Plus/Minus Change in Value of Unvested Awards	Plus/Minus Change in Value of Vested Awards	Total Equity CAP	CAP
2022	CEO	$4,866,193	$3,311,755	$2,257,206	($26,924,209)	($1,131,021)	($25,798,024)	($24,243,586)
	NEO Average	$2,590,945	$1,761,678	$1,200,712	($8,729,135)	($679,601)	($8,208,024)	($7,378,757)
2021	CEO	$3,771,486	$2,417,009	$1,585,542	$4,261,635	$1,418,295	$7,265,473	$8,619,950
	NEO Average	$2,139,914	$1,409,734	$924,778	$1,493,427	$878,185	$3,296,390	$4,026,570
2020	CEO	$1,128,458	—	—	$107,394,326	$8,422,247	$115,816,573	$116,945,031
	NEO Average	$910,017	$97,267	$942,169	$44,396,029	$4,147,280	$49,485,478	$50,298,228

(4)
TSR was calculated in the table using a price of $42.51, which represents the per share closing price of our common stock on May 22, 2020, the date of our initial public offering (IPO). For comparison purposes, the following table shows two other TSR calculations based on (A) a per share price of $4.52, the 409A valuation of a share of common stock on December 31, 2019 and (B) on a per share price of $19.00, the target price of our common stock in our IPO. The closing price of our common stock was $87.29, $91.27, and $63.56 on December 31, 2020, December 31, 2021 and December 30, 2022, respectively.

Fiscal Year	12/31/2019 409A Valuation ($4.52) (A)	5/22/2020 IPO Target Price ($19) (B)
2022	$1,406.19	$334.53
2021	$2,019.25	$480.37
2020	$1,931.19	$459.42

(5)
The Peer Group TSR set forth in this table utilizes the S&P Healthcare Equipment Select Industry Index, which we also use for the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report on Form
10-K
for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting May 22, 2020 (the date of our IPO) through the end of the listed year in the company and in the S&P Healthcare Equipment Select Industry Index, respectively. All dollar values present a pre-tax
return and assume reinvestment of any dividends paid by the constituents of the S&P Healthcare Equipment Select Industry Index. Historical stock performance is not necessarily indicative of future stock performance. This index is not the Peer Group used by the Compensation Committee to inform compensation levels for our NEOs.

(6)
This column shows our net income (loss) for each year covered by the table. No portion of NEO compensation is directly dependent upon our net income (loss) for the years presented; however, SEC rules require that net income be presented as a performance measure in this table.

(7)
This column shows our actual revenue for each year covered by the table. We consider revenue to be a key metric in our executive compensation program, as this is the primary financial metric used in determining payouts under our annual cash bonus program. See the Compensation Discussion and Analysis section for more information regarding the use of this performance measure in our executive compensation program.

Company Selected Measure Name	revenue
Named Executive Officers, Footnote [Text Block]
(1)	Mr. Hoffman was our CEO for each year presented in the table, through December 31, 2022. The individuals comprising the Other NEOs for each year presented are:

2022	Andrew Hykes Thomas Tu, M.D. Mitchell Hill
2021	Andrew Hykes Thomas Tu, M.D. Mitchell Hill
2020	Andrew Hykes Thomas Tu, M.D.

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the S&P Healthcare Equipment Select Industry Index, which we also use for the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report on Form
10-K
for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting May 22, 2020 (the date of our IPO) through the end of the listed year in the company and in the S&P Healthcare Equipment Select Industry Index, respectively. All dollar values present a pre-tax
	return and assume reinvestment of any dividends paid by the constituents of the S&P Healthcare Equipment Select Industry Index. Historical stock performance is not necessarily indicative of future stock performance. This index is not the Peer Group used by the Compensation Committee to inform compensation levels for our NEOs.
PEO Total Compensation Amount	$ 4,866,193	$ 3,771,486	$ 1,128,458
PEO Actually Paid Compensation Amount	$ (24,243,586)	8,619,950	116,945,031
Adjustment To PEO Compensation, Footnote [Text Block]

Fiscal Year	Executives	SCT	Less Grant Date Value of New Awards	Add Year End Value of New Awards	Plus/Minus Change in Value of Unvested Awards	Plus/Minus Change in Value of Vested Awards	Total Equity CAP	CAP
2022	CEO	$4,866,193	$3,311,755	$2,257,206	($26,924,209)	($1,131,021)	($25,798,024)	($24,243,586)
	NEO Average	$2,590,945	$1,761,678	$1,200,712	($8,729,135)	($679,601)	($8,208,024)	($7,378,757)
2021	CEO	$3,771,486	$2,417,009	$1,585,542	$4,261,635	$1,418,295	$7,265,473	$8,619,950
	NEO Average	$2,139,914	$1,409,734	$924,778	$1,493,427	$878,185	$3,296,390	$4,026,570
2020	CEO	$1,128,458	—	—	$107,394,326	$8,422,247	$115,816,573	$116,945,031
	NEO Average	$910,017	$97,267	$942,169	$44,396,029	$4,147,280	$49,485,478	$50,298,228

Non-PEO NEO Average Total Compensation Amount	$ 2,590,945	2,139,914	910,017
Non-PEO NEO Average Compensation Actually Paid Amount	$ (7,378,757)	4,026,570	50,298,228
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Fiscal Year	Executives	SCT	Less Grant Date Value of New Awards	Add Year End Value of New Awards	Plus/Minus Change in Value of Unvested Awards	Plus/Minus Change in Value of Vested Awards	Total Equity CAP	CAP
2022	CEO	$4,866,193	$3,311,755	$2,257,206	($26,924,209)	($1,131,021)	($25,798,024)	($24,243,586)
	NEO Average	$2,590,945	$1,761,678	$1,200,712	($8,729,135)	($679,601)	($8,208,024)	($7,378,757)
2021	CEO	$3,771,486	$2,417,009	$1,585,542	$4,261,635	$1,418,295	$7,265,473	$8,619,950
	NEO Average	$2,139,914	$1,409,734	$924,778	$1,493,427	$878,185	$3,296,390	$4,026,570
2020	CEO	$1,128,458	—	—	$107,394,326	$8,422,247	$115,816,573	$116,945,031
	NEO Average	$910,017	$97,267	$942,169	$44,396,029	$4,147,280	$49,485,478	$50,298,228

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The graphs below illustrate the relationship between CAP and our TSR for the CEO (top) and Average Other NEOs (bottom) for each of the past three fiscal years. SCT total compensation is also shown for reference.

Compensation Actually Paid vs. Net Income [Text Block]	The graphs below illustrate the relationship between the CAP values for the CEO and Average Other NEOs and our Net Income and Revenue, respectively.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]	The graph below illustrates the relationship between our three-year cumulative TSR and that of the S&P Healthcare Equipment Select Industry Index.
Tabular List [Table Text Block]
Tabular List of Financial Performance Metrics
We believe the three performance measures below represent the most important financial performance measures used by us to connect compensation actually paid to our NEOs for the fiscal year ended December 31, 2022:

•	Revenue;

•	Operating income; and

•	Stock Price Performance.

Total Shareholder Return Amount	$ 149.52	214.7	205.34
Peer Group Total Shareholder Return Amount	104.81	136.76	132.14
Net Income (Loss)	$ (28,016,000)	$ 9,434,000	$ 13,793,000
Company Selected Measure Amount	383,471,000	276,984,000	139,670,000
PEO Name	Mr. Hoffman
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating income;
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price Performance.
PEO [Member] | Grant Date Value of New Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,311,755	$ 2,417,009	$ 0
PEO [Member] | Year End Value of New Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,257,206	1,585,542	0
PEO [Member] | Change in Value of Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(26,924,209)	4,261,635	107,394,326
PEO [Member] | Change in Value of Vested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,131,021)	1,418,295	8,422,247
PEO [Member] | Total Equity CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(25,798,024)	7,265,473	115,816,573
Non-PEO NEO [Member] | Grant Date Value of New Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,761,678	1,409,734	97,267
Non-PEO NEO [Member] | Year End Value of New Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,200,712	924,778	942,169
Non-PEO NEO [Member] | Change in Value of Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,729,135)	1,493,427	44,396,029
Non-PEO NEO [Member] | Change in Value of Vested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(679,601)	878,185	4,147,280
Non-PEO NEO [Member] | Total Equity CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,208,024)	$ 3,296,390	$ 49,485,478